Balance Sheet Components - Held for sale equipment, net (Details) - USD ($)		3 Months Ended
	Apr. 26, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment Assets Held-for-sale Disclosure
Phone equipment		$ 176,255	$ 473,202	$ 154,009
Accumulated depreciation		(94,146)	$ (172,538)	$ (42,241)
Total equipment assets held for sale		177,910
Liabilities of equipment assets held for sale
Short-term financial liabilities		177,905
Total liabilities of equipment assets held for sale		177,905
Property and equipment gross sale price	$ 451,000
Estimated gain from sale of Properties	$ 287,000
Phone-equipment
Property, Plant and Equipment Assets Held-for-sale Disclosure
Phone equipment		297,150
Accumulated depreciation		$ (119,240)